Post-employment benefit plans - Funded Status of Post-Employment Benefit Plans Cost (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Post-employment benefit asset (liability)	$ (3,159)	$ (2,374)
Plan asset (deficit)
Disclosure of defined benefit plans [line items]
Post-employment benefit asset (liability)	(4,224)	(3,370)
Plan asset (deficit) | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(20,573)	(21,188)
Fair value of plan assets	24,797	24,558
Plan surplus (deficit)	4,224	3,370
Post-employment benefit asset (liability)	3,159	2,374
Plan asset (deficit) | Funded | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(18,981)	(19,558)
Fair value of plan assets	24,355	24,123
Plan surplus (deficit)	5,374	4,565
Post-employment benefit asset (liability)	4,309	3,569
Plan asset (deficit) | Partially funded | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(1,347)	(1,425)
Fair value of plan assets	442	435
Plan surplus (deficit)	(905)	(990)
Post-employment benefit asset (liability)	(905)	(990)
Plan asset (deficit) | Unfunded | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Present value of post-employment benefit obligations	(245)	(205)
Fair value of plan assets	0	0
Plan surplus (deficit)	(245)	(205)
Post-employment benefit asset (liability)	(245)	(205)
Effect of asset limit
Disclosure of defined benefit plans [line items]
Post-employment benefit asset (liability)	1,018	960
Effect of asset limit | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Effect and interest of asset limit	(1,065)	(996)
Effect of asset limit | Funded | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Effect and interest of asset limit	(1,065)	(996)
Effect of asset limit | Partially funded | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Effect and interest of asset limit	0	0
Effect of asset limit | Unfunded | Defined Benefit Plan and OPEB
Disclosure of defined benefit plans [line items]
Effect and interest of asset limit	$ 0	$ 0